Document and Entity Information	Sep. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	EVEREST REINSURANCE HOLDINGS INC
Entity Incorporation State Country Code	DE
Entity File Number	1-14527
Entity Tax Identification Number	23-3263609
Entity Address Address Line 1	100 Everest Way
Entity Address City Or Town	Warren
Entity Address, State or Province	NJ
Entity Address Postal Zip Code	07059
City Area Code	908
Local Phone Number	604-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000914748
Amendment Flag	false